Shareholder Report, Line Graph (Details) 198657_Scharf Global Opportunity ETF_TF_TSR Annual {TF} - USD ($)												12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Oct. 14, 2014	Sep. 30, 2025
Scharf Global Opportunity ETF
Account Value [Line Items]
Line Graph and Table Measure Name												Scharf Global Opportunity ETF NAV
Accumulated Value	$ 24,913	$ 20,525	$ 17,382	$ 21,077	$ 16,684	$ 15,435	$ 14,712	$ 13,168	$ 11,746	$ 10,375	$ 10,000	$ 27,621
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 25,738	$ 19,535	$ 16,171	$ 20,382	$ 15,994	$ 14,481	$ 14,284	$ 13,012	$ 10,967	$ 9,796	$ 10,000	$ 30,183